Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Disclosure of Long Lived Assets Held-for-sale

(In millions of US$)	December 31, 2015
West Rigel newbuild investment, classified as held for sale	210.4
Loss on disposal	(82.0)
Closing balance at the end of the period	128.4